Other current and Long Term liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
14. Other current and Long Term liabilities:

14.1. Other current liabilities:

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2012	2013

R&D credit tax financing short term	-	7,121
Funding from partner GSK short term	669	679
Employee service award provision short term	263	285
Provision for retirement indemnity short term	-	153
Other	-	71
Valued-added tax payable	201	1
Total Other current liabilities	1,133	8,310

In 2011, the Company obtained an advance from OSEO, a governmental agency supporting innovation, for $6,813,000 (€5,164,000) secured against the research tax credits due to the company by the tax authorities for expenditure incurred in 2010. The interest rate applied is the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.9%. In 2012 the operation was renewed with the same conditions and secured against the research credit tax from 2011. The Company received an amount of $5,848,000 (€4,432,000). As of December 31, 2012 the total funding was classified as a long term liability for an amount of $12,661,000. As of December 31, 2013 the total funding amounted to $13,234,000 of which $7,121,000 was classified as short term liability and $6,113,000 was classified as a long term liability (see note 14.2).

In connection with the 2004 supply agreement with GSK (see Note 4), the Company received funds to finance facilities related assets. A total of $8,188,000 has been spent on the acquisition of buildings and fixtures and a total of $11,138,000 has been spent on behalf of GSK for the purchase of production equipment. As of December 31, 2013 the funds received from GSK to finance the acquisition of assets owned by Flamel are classified as a current liability for $331,000 and as a long term liability for $3,357,000. In July 2006, Flamel and GSK entered into a side agreement to the original agreement whereby GSK partially sponsored the extension of the Micropump development facility (see Note 4). This facility was completed in March 2008. As of December 31, 2007, the Company had received all installments from GSK for financing of this project. The total installments amounted to $8,097,000. As of December 31, 2013, the funds received from GSK are classified as a current liability for $348,000 and as a long term liability for $2,596,000 (see Note 14.2).

The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets (see Note 4).

The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity (see Note 21). In October 2013, the Company terminated payment of the service award with an effective date of June 30, 2014 and as such, reversed the long term provision in operating expenses.

For the year ended December 31, 2012 the provision amounted to $3,031,000 of which $263,000 is short term. For the year ended December 31, 2013 the total provision amounted to $285,000 and is classified as short term.

14.2. Other long term liabilities

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Funding from partner GSK long term	6,345	5,953
R&D credit tax financing long term	12,661	6,113
Provision for retirement indemnity (see note 21)	2,875	3,834
Employee service award provision long term	2,768	-
Other	31	40
Total Other long term liabilities	24,680	15,940

Funding from GSK long term amounted to $3,357,000 in connection with the supply agreement signed in December 2004 and relates to the acquisition of buildings and fixtures and $2,596,000 in connection with the side agreement to the original agreement, signed in July 2006 (see Note 14.1).

As of December 31, 2013 the total financing of the R&D tax credit amounted to $13,234,000 of which $6,113,000 was classified as a long term liability (see Note 14.1).